Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 319	R 278
Principal and interest payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	319	278
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	310	348
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	49	17
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	2,632	2,030
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	3,310	2,673
Phase 1 Power Purchase Agreements
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 78	R 54